Provisions	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions
15.
Provisions

Details of the provisions are as follows:

At June 30, 2026	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Other	Service warranties	Total Current
Carrying amount at the beginning of the year	761	1,847	2,608	513	1,451	1,964
Financial expense from provisions update (Note 22)	11	—	11	—	—	—
Charge / (Credit):	(727)	(533)	(1,260)	497	(141)	356
(+) additional provisions recognized, net	45	20	65	—	144	144
(+/-) Short-term transferred	(509)	—	(509)	509	—	509
(-) Amounts used during the year	(263)	(553)	(816)	(12)	(285)	(297)
Carrying amount at the end of the period	45	1,314	1,359	1,010	1,310	2,320

At December 31, 2025	Non-current		Total Non-	Current		Total
(In thousand Euros)	Other	Service warranties	current	Other	Service warranties	Current
Carrying amount at the beginning of the year	422	2,642	3,064	500	1,849	2,349
Financial expense from provisions update (Note 22)	29	—	29	—	—	—
Charge / (Credit):	310	(795)	(485)	13	(398)	(385)
(+) additional provisions recognized, net	310	254	564	13	168	181
(+/-) Short-term transferred	—	—	—	—	—	—
(-) Amounts used during the year	—	(1,049)	(1,049)	—	(566)	(566)
Carrying amount at year end	761	1,847	2,608	513	1,451	1,964

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at the end of the period. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.

Other provisions

As of June 30, 2026, “Other” provisions caption includes mainly the contingent consideration (earn-out) related to Ares amounting to Euros 1,000 thousand.

As of December 31, 2025, “Other” provisions caption included mainly the contingent consideration (earn-out) related to Ares amounting to Euros 1,000 thousand and a provision for indemnities for an amount of Euros 274 thousand.

As of June 30, 2026 there are various ongoing claims in relation to commercial agreements, amounting to a maximum exposure of 2.3 million euros (2.3 million euros as at December 31, 2025). The Company, along with its external advisors, assessed the likelihood of success of the claim as possible, but not probable, and therefore no provision was recorded in relation to these claims.